Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

As announced on August 15, 2023, the Group received $4.74 million cash refund from the Australian Taxation Office under the Australian Government’s Research and Development Tax Incentive (R&DTI) Scheme. The cash refund relates to the costs of eligible research and development activities that occurred during the financial year ended 30 June 2022. Refer to Note 5. No other matter or circumstance has occurred subsequent to year end that has significantly affected, or may significantly affect, the operations of the Group, the results of those operations or the state of affairs of the Group or economic entity in subsequent financial years,